CLAYMORE EXCHANGE-TRADED FUND TRUST 2


                       Claymore S&P Global Water Index ETF
                   Claymore/AlphaShares China Real Estate ETF
                 Claymore/AlphaShares China Small Cap Index ETF
       Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF
                     Claymore/Clear Global Timber Index ETF
                   Claymore/MAC Global Solar Energy Index ETF
                  Claymore/Robb Report Global Luxury Index ETF
               Claymore/Robeco Developed International Equity ETF
                  Claymore/SWM Canadian Energy Income Index ETF
                       Claymore/Zacks Country Rotation ETF
                Claymore/Zacks International Yield Hog Index ETF


Supplement to the currently effective Statement of Additional Information ("SAI") for the above listed Funds:


The table in the "Management" section of the SAI for the above Funds listing Mr. Dalmaso as an Interested Trustee is hereby deleted and replaced with the following:


                                             Term of                                 Number of
                                            Office and                             Portfolios in
                             Position(s)      Length           Principal           Fund Complex          Other
 Name, Address and Age of     Held with      of Time      Occupation(s) During      Overseen by      Directorships
   Management Trustees*         Trust        Served**         Past 5 Years           Trustees      Held by Trustees
---------------------------------------------------------------------------------------------------------------------
Nicholas Dalmaso***         Trustee        Since 2006   Attorney. Formerly, Senior       45         None.
Year of birth: 1965                                     Managing Director and
                                                        Chief Administrative
                                                        Officer (2007-2008) and
                                                        General Counsel
                                                        (2001-2007) of Claymore
                                                        Advisors, LLC and
                                                        Claymore Securities,
                                                        Inc. Formerly,
                                                        Assistant General
                                                        Counsel, John Nuveen
                                                        and Company
                                                        (1999-2001). Formerly
                                                        Vice President and
                                                        Associate General
                                                        Counsel of Van Kampen
                                                        Investments (1992-1999).

----------------------
* The business address of each Trustee is c/o Claymore Advisors, LLC, 2455 Corporate West Drive, Lisle, Illinois 60532.
** This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
*** Mr. Dalmaso is an interested person of the Fund as a result of his former position as an officer of the Adviser and certain of its affiliates and his equity ownership of the Adviser and certain of its affiliates.

The following table is added as an addendum to the table in the "Management" section of the SAI for the above Funds listing the Executive Officers of the
Funds:


Name,  Address and Age of        Position(s) Held  Length of Time
Executive Officers               with Trust        Served*           Principal Occupation(s) During Past 5 Years

J. Thomas Futrell                Chief Executive   Since 2008        Senior Managing Director, Chief Investment
Year of birth: 1955              Officer                             Officer (2008-present) of Claymore Advisors,
                                                                     LLC and Claymore Securities, Inc.; Chief
                                                                     Executive Officer of certain funds in the Fund
                                                                     Complex. Formerly, Managing Director in charge of
                                                                     Research (2000-2007) for Nuveen Asset Management.

Kevin M. Robinson                Chief Legal       Since 2008        Senior Managing Director, General Counsel and
Year of birth: 1959              Officer                             Corporate Secretary (2007-present) of Claymore
                                                                     Advisors, LLC and Claymore Securities, Inc.;
                                                                     Chief Legal Officer of certain funds in the
                                                                     Fund Complex. Formerly, Associate General
                                                                     Counsel (2000- 2007) of NYSE Euronext, Inc.
                                                                     Formerly, Archipelago Holdings, Inc.  Senior
                                                                     Managing Director and Associate General
                                                                     Counsel (1997-2000) of ABN Amro Inc. Formerly,
                                                                     Senior Counsel in the Enforcement Division
                                                                     (1989-1997) of the U.S. Securities and
                                                                     Exchange Commission.

Mark J.  Furjanic                Assistant         Since 2008        Vice President, Fund Administration-Tax
Year of birth: 1959              Treasurer                           (2005-present) of Claymore Advisors, LLC and
                                                                     Claymore Securities, Inc.; Assistant Treasurer
                                                                     of certain funds in the Fund Complex.
                                                                     Formerly, Senior Manager (1999-2005) for Ernst
                                                                     & Young LLP.

Donald P. Swade                  Assistant         Since 2008        Vice President, Fund Administration
Year of birth: 1972              Treasurer                           (2006-present) of Claymore Advisors, LLC and
                                                                     Claymore Securities, Inc.; Assistant Treasurer
                                                                     of certain funds in the Fund Complex.
                                                                     Formerly, Manager-Mutual Fund Financial
                                                                     Administration (2003-2006) for Morgan
                                                                     Stanley/Van Kampen Investments.

Mark E. Mathiasen                Assistant         Since 2008        Assistant Vice President; Assistant General
Year of birth: 1978              Secretary                           Counsel of Claymore Securities, Inc. (Jan.
                                                                     2007-present). Secretary of certain funds in
                                                                     the Fund Complex. Previously, Law Clerk,
                                                                     Idaho State Courts (2003-2006).

----------------------
* The business address of each Trustee is c/o Claymore Advisors, LLC, 2455 Corporate West Drive, Lisle, Illinois 60532.
** This is the period for which the Trustee/Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.


                      Claymore Exchange-Traded Fund Trust 2
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               Please Retain This Supplement for Future Reference

June 19, 2008